PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS
June 30, 2023
(Unaudited)

Common Stock - 98.1%

	Shares	Value
AEROSPACE & DEFENSE - 4.5%
Curtiss-Wright Corporation	10,400	$1,910,064
V2X, Inc. (a)	33,100	1,640,436
		3,550,500
AUTO COMPONENTS - 2.0%
Standard Motor Products, Inc.	42,600	1,598,352

AUTOMOBILES - 1.1%
Winnebago Industries, Inc.	12,567	838,093

BANKS - 16.1%
BOK Financial Corporation	14,064	1,136,090
Brookline Bancorp, Inc.	83,100	726,294
Cambridge Bancorp	13,330	723,952
Colony Bankcorp, Inc.	119,479	1,125,492
Cullen/Frost Bankers, Inc.	11,100	1,193,583
F.N.B. Corporation	61,980	709,051
International Bancshares Corporation	41,700	1,843,140
OFG Bancorp	76,100	1,984,688
South Plains Financial, Inc.	104,500	2,352,295
Southside Bancshares, Inc.	30,100	787,416
		12,582,001
BIOTECHNOLOGY - 2.0%
Exelixis, Inc. (a)	79,900	1,526,889

BUILDING PRODUCTS - 2.4%
Carlisle Companies Incorporated	3,500	897,855
Janus International Group, Inc. (a)	91,500	975,390
		1,873,245
CAPITAL MARKETS - 2.2%
Hercules Capital, Inc.	118,398	1,752,290

CHEMICALS - 2.2%
Cabot Corporation	25,573	1,710,578

COMMERCIAL SERVICES & SUPPLIES - 2.0%
Ennis, Inc.	78,200	1,593,716

CONSTRUCTION MATERIALS - 3.3%
Eagle Materials Inc.	13,800	2,572,596

CONSUMER FINANCE - 1.0%
SLM Corporation	48,600	793,152

CONTAINERS & PACKAGING - 5.2%
Berry Global Group, Inc.	29,400	1,891,596
Graphic Packaging Holding Co.	91,600	2,201,148
		4,092,744
DIVERSIFIED CONSUMER SERVICES - 1.9%
Perdoceo Education Corporation (a)	118,800	1,457,676

ELECTRICAL EQUIPMENT - 1.3%
Regal Rexnord Corporation	6,789	1,044,827

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.2%
Arrow Electronics, Inc. (a)	7,700	1,102,871
Kimball Electronics, Inc. (a)	50,245	1,388,269
		2,491,140
ENERGY EQUIPMENT & SERVICES - 3.8%
Dril-Quip, Inc. (a)	55,600	1,293,812
NOV, Inc.	102,938	1,651,126
		2,944,938
FINANCIAL SERVICES - 2.3%
EVERTEC Inc.	49,800	1,834,134

FOOD PRODUCTS - 2.7%
Ingredion Incorporated	19,600	2,076,620

GROUND TRANSPORTATION - 1.5%
Knight-Swift Transportation Holdings, Inc.	21,494	1,194,207

HEALTH CARE TECHNOLOGY - 2.0%
Computer Programs and Systems, Inc.	64,150	1,583,864

MACHINERY - 5.4%
Allison Transmission Holdings, Inc.	40,300	2,275,338
Wabash National Corporation	74,700	1,915,308
		4,190,646
METALS & MINING - 1.9%
Lundin Mining Corporation	189,400	1,485,659

OIL, GAS & CONSUMABLE FUELS - 3.6%
CVR Energy, Inc.	48,000	1,438,080
Diamondback Energy, Inc.	10,670	1,401,611
		2,839,691
PHARMACEUTICALS - 4.6%
Harmony Biosciences Holdings, Inc. (a)	36,100	1,270,359
Pacira BioSciences, Inc. (a)	25,300	1,013,771
Supernus Pharmaceuticals, Inc. (a)	42,500	1,277,550
		3,561,680

PROFESSIONAL SERVICES - 10.9%
Barrett Business Services, Inc.	26,300	2,293,360
CSG Systems International, Inc.	24,000	1,265,760
Kforce, Inc.	29,494	1,848,094
Maximus Inc.	16,600	1,402,866
Science Applications International Corporation	15,100	1,698,448
		8,508,528
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
MKS Instruments, Inc.	19,600	2,118,760

SOFTWARE - 1.1%
Enghouse Systems Limited	35,500	863,557

TEXTILES, APPAREL & LUXURY GOODS - 0.7%
Crocs, Inc. (a)	5,110	574,568

TRADING COMPANIES & DISTRIBUTORS - 4.5%
Air Lease Corporation	43,300	1,812,105
Applied Industrial Technologies, Inc.	11,800	1,708,994
		3,521,099
TOTAL COMMON STOCK
(Cost $ 58,337,847)		76,775,750

SHORT TERM INVESTMENTS - 1.9%

	Par Value	Value
Money Market -1.9%
UMB Money Market Special II, 5.00% (b) (Cost $ 1,506,131)	1,506,131	$1,506,131

TOTAL INVESTMENTS - 100.0% (Cost $ 59,843,978)		78,281,881
OTHER ASSETS & LIABILITIES (NET) - 0.0%		265
NET ASSETS - 100%		$78,282,146

(a)	Non-income producing security

(b)	Interest rate reflects seven-day effective yield on June 30, 2023.

(c)	At June 30, 2023, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 60,274,580 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$20,443,371
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,436,070)
Net unrealized appreciation/(depreciation)	$18,007,301

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	32.5%
Financials	21.7%
Materials	12.6%
Health Care	8.5%
Energy	7.4%
Information Technology	7.0%
Consumer Discretionary	5.7%
Consumer Staples	2.7%
Cash and Other Assets (Net)	1.9%
100.0%

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
June 30, 2023
(Unaudited)

Common Stock - 99.3%

	Shares	Value
AEROSPACE & DEFENSE - 2.8%
Safran SA	40,106	$6,277,118

BANKS - 6.0%
U.S. Bancorp	214,554	7,088,864
Wells Fargo & Company	151,928	6,484,287
		13,573,151
BEVERAGES - 4.0%
Coca-Cola Company (The)	95,762	5,766,788
Constellation Brands, Inc. (a)	13,140	3,234,148
		9,000,936
DIVERSIFIED FINANCIAL SERVICES - 1.6%
American Express Company	21,779	3,793,902

FOOD PRODUCTS - 1.2%
Nestle, S.A. (b)	22,682	2,729,779

HEALTH CARE EQUIPMENT & SUPPLIES - 4.4%
Abbott Laboratories	26,849	2,927,078
Intuitive Surgical, Inc. (a)	9,494	3,246,378
Medtronic Plc	43,866	3,864,595
		10,038,051
HEALTH CARE PROVIDERS & SERVICES - 9.6%
CIGNA Corporation	9,129	2,561,598
Elevance Health Inc.	12,990	5,771,327
Quest Diagnostics Incorporated	27,609	3,880,721
UnitedHealth Group, Inc.	19,933	9,580,597
		21,794,243
HOTELS, RESTAURANTS & LEISURE - 2.6%
Compass Group Plc (b)	206,913	5,901,159

HOUSEHOLD PRODUCTS - 1.9%
Unilever Plc (b)	83,353	4,345,192

INTERACTIVE MEDIA & SERVICES - 5.3%
Alphabet, Inc. Class A (a)	57,438	6,875,329
Meta Platforms, Inc.	17,748	5,093,321
		11,968,650

IT Services - 23.3%
Accenture Plc	22,261	6,869,299
Adobe Systems Incorporated (a)	10,743	5,253,220
Amadeus IT Group, S.A. (b)	19,041	1,450,162
Microsoft Corporation	47,781	16,271,342
Oracle Corporation	64,011	7,623,070
salesforce.com, inc. (a)	19,361	4,090,205
SAP AG (b)	47,832	6,543,896
Visa, Inc.	20,292	4,818,944
		52,920,138
MACHINERY - 1.9%
Otis Worldwide Corp.	48,989	4,360,511

MULTILINE RETAIL - 3.1%
TJX Companies, Inc. (The)	82,671	7,009,674

PHARMACEUTICALS - 10.3%
Eli Lilly and Company	12,251	5,745,474
Johnson & Johnson	51,863	8,584,364
Merck & Co., Inc.	43,285	4,994,656
Roche Holding Ltd. (b)	107,820	4,118,724
		23,443,218
RETAILING - 4.4%
Alibaba Group Holding Ltd. (a)(b)	29,414	2,451,657
Amazon.com, Inc. (a)	58,263	7,595,164
		10,046,821
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.0%
KLA-Tencor Corporation	9,244	4,483,525
Lam Research Corporation	11,388	7,320,889
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	75,840	7,653,773
Texas Instruments, Inc.	42,653	7,678,393
		27,136,580
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.8%
Apple, Inc.	44,916	8,712,356

TEXTILES, APPAREL & LUXURY GOODS - 1.1%
LVMH Moët Hennessy-Louis Vuitton S.A. (b)	13,270	2,505,907

TOTAL COMMON STOCK
(Cost $ 185,199,017)		225,557,386

Short Term Investments - 3.6%

	Par Value	Value
Money Market - 3.6%
UMB Money Market Special II, 5.00% (c) (Cost $ 8,093,422)	8,093,422	$8,093,422

TOTAL INVESTMENT - 102.9% (Cost $ 193,292,439)		233,650,808
OTHER ASSETS & LIABILITIES (NET) - (2.9%)		(6,587,915)
NET ASSETS - 100%		$227,062,893

(a)	Non-Income producing security

(b)	ADR - American Depositary Receipts

(c)	Interest rate reflects seven-day effective yield on June 30, 2023.

(d)	At June 30, 2023, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 193,721,489 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$45,169,432
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,240,113)
Net unrealized appreciation/(depreciation)	$39,929,319

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	39.1%
Health Care	24.3%
Consumer Discretionary	11.2%
Financials	7.6%
Consumer Staples	7.1%
Communication Services	5.3%
Industrials	4.7%
CASH + other assets (net)	0.7%
100.0%

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
June 30, 2023
(Unaudited)

Common Stock - 97.7%

	Shares	Value
AUSTRALIA - 6.5%
Accent Group Limited	394,000	$439,293
Collins Foods Limited	78,614	514,395
HANSEN Technologies	138,706	477,342
Macquarie Group Limited	3,410	403,171
		1,834,201
BELGIUM - 2.5%
D'Ieteren S.A.	4,000	706,524

BRAZIL - 1.7%
Equatorial Energia S.A.	72,400	482,516
Equatorial Energia S.A.	1,188	7,876
		490,392
CANADA - 10.0%
Alimentation Couche-Tard Inc.	13,400	687,873
Canadian Tire Corporation	1,717	235,006
Enghouse Systems Limited	14,000	340,558
EQB Inc.	9,111	481,954
goeasy Ltd.	6,104	510,073
Toronto-Dominion Bank	9,273	575,384
		2,830,848
CHINA - 6.9%
Alibaba Group Holding Ltd. (a)	40,800	422,755
China MeiDong Auto Holdings Limited	68,000	78,529
Midea Group Co., Ltd.	77,900	631,856
Zhejiang Supor Co.	72,000	495,588
Zhongsheng Group Holdings	87,000	332,498
		1,961,226
DENMARK - 1.1%
DFDS A/S	8,800	320,286

FRANCE - 5.8%
Alten S.A.	2,700	425,060
LVMH Moet Hennessy Louis Vuitton SE	295	277,749
Neurones S.A.	12,600	548,483
SEB SA	3,700	382,070
		1,633,362
GREECE - 1.5%
Jumbo S.A.	15,371	422,594

INDIA - 1.0%
Muthoot Finance Ltd.	18,200	275,020

INDONESIA - 0.9%
PT Bank Rakyat Indonesia Tbk	740,745	268,037

ITALY - 4.1%
De'Longhi SpA	21,900	478,331
SeSa S.p.A.	2,100	262,099
SOL SpA	14,700	424,193
		1,164,623
JAPAN - 9.7%
FULLCAST HOLDINGS Co., Ltd.	25,500	385,142
JAC Recruitment Co., Ltd.	24,700	443,467
NEXTAGE Co., Ltd.	27,800	536,054
Open Up Group Inc.	15,500	224,883
Sanwa Holdings Corporation	34,800	449,160
Sony Group Corporation	2,500	224,254
Tri Chemical Laboratories Inc.	25,100	484,339
		2,747,299
MALAYSIA - 2.4%
Public Bank Bhd	339,000	279,625
Scientex Berhad	523,700	387,095
		666,720
MEXICO - 2.8%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - B	25,500	270,426
Grupo Aeroportuario del Pacífico, S.A.B. de C. V.	14,500	259,750
Grupo Aeroportuario del Sureste, S. A. B. de C.V.	9,200	255,988
		786,164
NORWAY - 3.7%
SpareBank Nord-Norge	60,100	544,701
Sparebanken Vest	51,800	498,003
		1,042,704
PERU - 0.9%
Credicorp Ltd.	1,800	265,752

SINGAPORE - 2.1%
United Overseas Bank Limited	28,600	591,695

SOUTH AFRICA - 2.2%
AVI Limited	105,400	379,894
FirstRand Limited	70,500	255,633
		635,527
SOUTH KOREA - 3.0%
Hansol Chemical Co., Ltd.	2,300	418,928
Samsung Electronics Company Limited	7,898	432,767
		851,695
SPAIN - 1.3%
CIE Automotive	12,000	366,572

SWEDEN - 4.4%
Bravida Holding AB	52,100	499,714
Hexpol AB	34,100	360,848
Knowit AB	23,600	381,051
		1,241,613

SWITZERLAND - 1.5%
ALSO Holding AG	2,000	430,982

TAIWAN - 5.4%
BizLink Holding, Inc.	22,176	229,276
Chailease Holding Co., Ltd.	28,617	187,445
Elite Material Co., Limited	24,000	187,641
POYA International Co., Ltd.	7,752	147,351
SINBON Electronics Co., Ltd.	17,300	205,248
Thinking Electronic Industrial Co., Ltd.	28,000	148,341
Tripod Technology Corporation	37,586	149,043
Yageo Corporation	16,510	260,549
		1,514,894
THAILAND - 3.7%
Muangthai Capital Public Company Limited	418,500	463,295
TISCO Financial Group	208,500	570,427
		1,033,722
UNITED KINGDOM - 10.9%
Computacenter plc	14,100	410,488
Games Workshop Group PLC	3,493	484,917
Howden Joinery Group plc	16,873	137,798
Marshall Machinery Inc.	66,600	203,712
Mondi plc	25,951	396,313
Next 15 Group plc	41,361	357,032
OSB Group PLC	46,300	282,532
RS Group plc	41,300	399,139
SSP Group plc	129,800	413,855
		3,085,786
UNITED STATES - 1.7%
Euronet Worldwide, Inc. (a)	4,100	481,217

TOTAL COMMON STOCK
(Cost $ 24,922,411)		27,649,455

SHORT TERM INVESTMENTS - 1.4%

	Par Value	Value
Money Market - 1.4%
UMB Money Market Special II, 5.00% (b) (Cost $ 393,362)	393,362	$393,362

TOTAL INVESTMENTS - 99.1%
(Cost $ 25,315,773)		28,042,817
OTHER ASSETS & LIABILITIES (Net) - 0.9%		246,181
NET ASSETS - 100%		$28,288,998

(a)	Non-income producing security.

(b)	Interest rate reflects seven-day effective yield on June 30, 2023.

(c)	At June 30, 2023, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 25,442,702 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,868,925
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,268,810)
Net unrealized appreciation/(depreciation)	$2,600,115

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary	26.8%
Financials	24.5%
Information Technology	18.2%
Industrials	13.7%
Materials	7.7%
Consumer Staples	3.8%
Utilities	1.7%
Communication Services	1.3%
Cash and Other Assets (Net)	2.3%
100.0%

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
June 30, 2023
(Unaudited)

Common Stock - 98.4%

	Shares	Value
BELGIUM - 2.5%
D'leteren SA	142,255	$25,126,647

BRAZIL - 3.3%
Equatorial Energia S.A.	4,895,171	32,621,943

CANADA - 3.3%
EQB Inc.	363,861	19,247,540
goeasy Ltd.	165,952	13,867,583
		33,115,123
CHINA - 0.4%
Xinhua Winshare Publishing and Media Co., Limited	6,160,500	4,504,462

COLOMBIA - 3.5%
Tecnoglass, Inc.	676,164	34,930,632

DENMARK - 3.4%
DFDS A/S	374,399	13,626,677
Ringkjoebing Landbobank A/S	142,300	20,380,995
		34,007,672
FRANCE - 10.4%
Amundi	332,600	19,612,732
Elis S.A.	1,563,898	30,370,264
Rubis	826,400	20,051,425
Technip Energies N.V.	1,445,000	33,279,457
		103,313,878
GERMANY- 1.1%
flatexDEGIRO AG (a)	490,400	4,860,128
Sixt SE	48,425	5,795,573
		10,655,701
GREECE - 1.3%
Jumbo S.A.	481,829	13,246,881

HONG KONG - 0.7
Samson Holding Limited	74,790,800	2,529,102
VSTECS Holdings Limited	8,587,360	4,416,081
		6,945,183
INDONESIA - 1.4%
PT. Pakuwon Jati Tbk	415,457,800	13,522,989

IRELAND - 4.9%
C & C Group plc (a)	8,194,045	13,062,970
Glanbia plc	1,608,400	24,040,017
Greencore Group plc (a)	12,778,600	11,875,358
		48,978,345
ITALY - 2.2%
De'Longhi SpA	981,136	21,429,569

JAPAN - 16.4%
Daicel Corporation	2,707,700	24,091,758
Dowa Holdings Co., Limited	500,800	15,751,457
Kanematsu Corporation	1,088,200	15,110,647
Kyudenko Corporation	557,000	14,875,428
Mizuho Leasing Company, Limited	404,800	13,149,313
Open House Group Co., Limited	575,100	20,559,323
Prima Meat Packers Limited	889,000	13,347,148
Sankyu Inc.	464,000	15,242,481
Sanwa Holdings Corporation	2,387,200	30,811,372
		162,938,927
NORWAY - 4.5%
SpareBank Nord-Norge	735,389	6,665,012
Sparebank 1 Oestlandet	568,688	6,900,523
SpareBank 1 SMN	961,828	12,658,467
SpareBank 1 SR-Bank ASA	931,626	11,313,148
Sparebanken Vest	788,092	7,576,676
		45,113,826
PORTUGAL - 1.8%
Redes Energéticas Nacionais, SGPS, S.A.	6,530,905	17,777,229

SINGAPORE - 3.7%
AEM Holdings Limited	7,160,200	19,627,857
Venture Corporation, Limited	1,567,200	17,033,776
		36,661,633
SOUTH KOREA - 2.9%
ENF Technology Co., Limited	692,686	14,036,137
Fila Holding Corporation	221,700	6,730,163
Nature Holdings Co., Limited (The)	436,302	7,946,911
		28,713,211
SPAIN - 0.6%
CIE Automotive	206,600	6,311,150

SWEDEN - 4.9%
Duni AB (a)	485,645	4,765,942
Hexpol AB	2,231,100	23,609,633
Loomis AB, Class B	706,161	20,567,733
		48,943,308
TAIWAN - 5.5%
BizLink Holding, Inc.	1,049,136	10,846,916
Elite Material Co., Limited	2,001,600	15,649,299
Primax Electronics Limited	4,856,800	10,261,120
Sercomm Corporation	1,542,000	5,198,671
Tripod Technology Corporation	3,106,400	12,318,079
		54,274,085
THAILAND - 4.8%
Thanachart Capital PCL	18,690,500	26,226,269
TISCO Financial Group	7,836,500	21,439,585
		47,665,854
UNITED KINGDOM - 14.9%
Coats Group plc	5,811,700	5,142,313
Computacenter plc	556,500	16,201,182
Crest Nicholson Holdings plc	2,611,400	6,254,612
Future plc	1,333,000	11,438,787
Inchcape plc	2,432,185	24,040,476
Keller Group plc	457,639	4,072,557
Lancashire Holdings Limited	2,805,587	20,615,679
OSB Group PLC	3,172,817	19,361,202
QinetiQ	4,904,700	22,060,550
Vistry Group plc	2,293,325	19,256,816
		148,444,174
TOTAL COMMON STOCK (Cost $ 941,364,576)		979,242,422

SHORT TERM INVESTMENTS - 1.2%

	Par Value	Value
Money Market - 1.2%
UMB Money Market Special II, 5.00% (b) (Cost $ 11,731,083)	11,731,083	$11,731,083

TOTAL INVESTMENTS - 99.6%
(Cost $ 953,095,659)		990,973,505
OTHER ASSETS & LIABILITIES (NET) -0.4%		3,710,761
NET ASSETS - 100%		$994,684,266

(a)	Non-income producing security

(b)	Interest rate reflects seven-day effective yield on June 30, 2023.

(c)	At June 30, 2023, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 960,135,660 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$160,047,140
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(129,209,295)
Net unrealized appreciation/(depreciation)	$30,837,845

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	22.5%
Industrials	21.9%
Consumer Discretionary	16.9%
Information Technology	10.1%
Materials	7.8%
Utilities	7.1%
Consumer Staples	6.3%
Energy	3.3%
Real Estate	1.4%
Communication Services	1.1%
Cash and Other Assets (Net)	1.6%
100.0%

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
June 30, 2023
(Unaudited)

Common Stock - 97.8%

	Shares	Value
BELGIUM - 1.4%
D'leteren S.A.	251,853	$44,485,054

CANADA - 12.7%
Canadian Tire Corporation	494,292	67,653,719
Lundin Mining Corporation	8,026,600	62,960,861
Magna International Inc.	1,040,965	58,833,048
Methanex Corporation	1,585,593	65,590,086
Open Text Corporation	1,653,100	68,832,321
Toronto-Dominion Bank	1,086,097	67,391,691
		391,261,726
CHILE - 0.9%
Antofagasta plc	1,503,500	27,925,420

CHINA -2.3%
Weichai Power Company Limited	47,616,000	69,753,679

COLOMBIA - 0.9%
Bancolombia S.A.	2,598,381	19,289,787
Tecnoglass, Inc.	154,800	7,996,968
		27,286,755
FRANCE - 12.2%
Ipsos	732,480	40,715,531
Michelin (CGDE)	1,984,700	58,592,605
Publicis Groupe	1,082,147	86,774,825
Teleperformance SE	364,300	60,988,255
TotalEnergies SE	1,025,200	58,776,195
Vinci SA	618,698	71,805,688
		377,653,099
GERMANY - 6.6%
Deutsche Telekom AG	2,485,146	54,160,241
flatexDegiro AG (a)	988,400	9,795,577
Hannover Rueck SE	328,300	69,610,632
Muenchener Rueckversicherungs-Gesellschaft	185,030	69,361,017
		202,927,467
GREECE - 0.6%
Jumbo S.A.	685,204	18,838,251

IRELAND - 4.2%
Greencore Group plc (a)	19,767,301	18,370,070
Jazz Pharmaceuticals plc (a)	416,700	51,658,299
Smurfit Kappa	1,797,846	59,882,433
		129,910,802
ITALY -0.3%
Trevi Finanziaria Industriale SpA (a)	25,608,324	7,948,471

JAPAN - 12.6%
Daicel Corporation	4,319,300	38,430,967
Daito Trust Construction Company, Ltd.	576,100	58,134,144
Honda Motor Company, Ltd.	2,362,000	70,940,893
KDDI Corporation	1,990,500	61,284,291
Marubeni Corporation	5,258,100	88,765,794
Sony Group Corporation	798,600	71,635,583
		389,191,672
NETHERLANDS -2.4%
Koninklijke Ahold Delhaize N.V.	2,177,900	74,275,752

NORWAY - 6.1%
DNB Bank ASA	3,663,130	68,622,143
SpareBank 1 SR-Bank ASA	4,762,087	57,828,136
Sparebanken Vest	2,183,075	20,987,971
Yara International ASA	1,167,700	41,308,085
		188,746,335
PUERTO RICO - 1.8%
Popular, Inc.	906,050	54,834,146

RUSSIA - 0.0%
ALROSA Company PJSC * (a)	41,136,300	4,596

SINGAPORE - 2.1%
United Overseas Bank Limited	3,081,447	63,750,935

SOUTH KOREA - 11.7%
Kia Motors Corporation	1,044,700	70,167,305
LG Electronics, Inc.	568,900	54,703,169
LG Uplus Corporation	6,291,583	51,234,156
Samsung Electronics Company Limited	1,274,943	69,859,890
Shinhan Financial Group Co., Limited	1,725,400	44,521,383
SK Hynix, Inc.	828,100	72,399,438
		362,885,341
SWEDEN - 3.5%
Duni AB (a)	1,566,400	15,372,076
Loomis AB, Class B	1,555,483	45,305,190
SKF AB-B	2,823,600	49,041,075
		109,718,341
SWITZERLAND - 2.3%
Novartis AG	700,950	70,510,227

THAILAND - 0.7%
TISCO Financial Group	7,722,600	21,127,971

UNITED KINGDOM - 12.5%
Amcor plc	5,053,600	50,434,928
Bellway plc	1,900,925	48,042,701
Inchcape plc	4,374,117	43,235,138
Linde plc	187,644	71,507,376
Mondi plc	2,753,870	42,055,946
Next plc	805,850	70,688,596
Nomad Foods Limited (a)	882,100	15,454,392
Taylor Wimpey plc	35,010,097	45,732,106
		387,151,183
TOTAL COMMON STOCK (Cost $ 2,717,861,930)		3,020,187,223

WARRANTS - 0.0%
ITALY -0.0%
Trevi Finanziaria Industriale SpA (a) (Cost $ 7,585,702)	76,022	$99,527

SHORT TERM INVESTMENTS - 1.6%

	Par Value	Value
Money Market - 1.6%
UMB Money Market Special II, 5.00% (b) (Cost $ 48,195,440)	48,195,440	$48,195,440

TOTAL INVESTMENTS - 99.4%
(Cost $ 2,773,643,072)		3,068,482,190
OTHER ASSETS & LIABILITIES (NET) -0.6%		19,520,098
NET ASSETS - 100%		$3,088,002,288

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represents 0.0% of net assets as of June 30, 2023.

(a)	Non income producing security.

(b)	Interest rate reflects seven-day effective yield on June 30, 2023.

(c)	At June 30, 2023, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 2,798,026,699 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$600,833,386
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(330,377,895)
Net unrealized appreciation/(depreciation)	$270,455,491

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary	23.9%
Financials	18.4%
Materials	14.9%
Industrials	13.0%
Communication Services	9.5%
Information Technology	6.8%
Health Care	4.0%
Consumer Staples	3.5%
Energy	1.9%
Real Estate	1.9%
Cash and Other Assets (Net)	2.2%
100.0%

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
June 30, 2023
(Unaudited)

Common Stock - 95.1%

	Shares	Value
DENMARK - 7.6%
INDUSTRIALS - 4.9%
Cadeler AS	347,781	$1,457,527
Vestas Wind Systems A/S	82,776	2,200,843
		3,658,370
UTILITIES - 2.7%
Ørsted A/S	21,737	2,053,659

TOTAL DENMARK		5,712,029

GERMANY - 3.2%
INFORMATION TECHNOLOGY - 3.2%
Infineon Technologies AG	58,726	2,420,862

IRELAND - 4.7%
CONSUMER DISCRETIONARY - 1.9%
Aptiv PLC (a)	13,777	1,406,494

INDUSTRIALS - 2.8%
Kingspan Group plc	31,757	2,109,973

TOTAL IRELAND		3,516,467

ISRAEL - 6.5%
INDUSTRIALS - 3.5%
Kornit Digital Ltd. (a)	90,603	2,661,010

INFORMATION TECHNOLOGY - 3.0%
SolarEdge Technologies, Inc. (a)	8,410	2,262,711

TOTAL ISRAEL		4,923,721

JAPAN - 4.6%
INDUSTRIALS - 1.8%
Kurita Water Industries Ltd.	35,548	1,351,235

INFORMATION TECHNOLOGY - 2.8%
Keyence Corporation	4,590	2,154,713

TOTAL JAPAN		3,505,948

SWEDEN - 2.9%
INDUSTRIAL - 2.9%
NIBE Industrier AB	232,856	2,207,554

SWITZERLAND - 4.9%
INFORMATION TECHNOLOGY - 4.9%
Landis+Gyr Group AG	43,239	3,711,585

UNITED STATES - 60.7%
CONSUMER STAPLES - 2.3%
SunOpta Inc. (a)	261,428	1,748,953

INDUSTRIALS - 34.3%
Bloom Energy Corporation (a)	73,033	1,194,090
Energy Recovery, Inc. (a)	97,334	2,720,485
Enovix Corporation (a)	137,219	2,475,431
Generac Holdings Inc. (a)	11,201	1,670,405
Hubbell Incorporated	9,908	3,285,096
Primoris Services Corporation	52,200	1,590,534
Quanta Services, Inc. (a)	11,029	2,166,647
Sensata Technologies Holding plc	39,298	1,768,017
Shoals Technologies Group, Inc. (a)	77,209	1,973,462
Symbotic Inc.	12,819	548,781
TPI Composites, Inc.	190,976	1,980,421
Watts Water Technologies, Inc.	8,394	1,542,230
Zurn Elkay Water Solutions	112,031	3,012,514
		25,928,113
INFORMATION TECHNOLOGY - 17.0%
Badger Meter, Inc.	26,527	3,914,324
Cognex Corporation	53,881	3,018,414
Enphase Energy, Inc. (a)	5,326	891,998
Navitas Semiconductor	136,561	1,439,353
Trimble Navigation Limited (a)	29,760	1,575,495
Wolfspeed, Inc. (a)	36,661	2,037,985
		12,877,569
MATERIALS - 7.1%
Albemarle Corporation	7,527	1,679,199
Aspen Aerogels, Inc. (a)	133,718	1,055,035
Livent Corporation (a)	49,510	1,358,059
MP Materials Corp. (a)	54,098	1,237,762
		5,330,055
TOTAL UNITED STATES		45,884,690

TOTAL COMMON STOCK
(Cost $ 71,082,961)		71,882,856

SHORT TERM INVESTMENTS - 4.7%

	Par Value	Value
Money Market - 4.7%
UMB Money Market Special II, 5.00% (b) (Cost $ 3,539,111)	3,539,111	$3,539,111

TOTAL INVESTMENTS - 99.8%
(Cost $ 74,622,072)		75,421,967
OTHER ASSETS & LIABILITIES (Net) - 0.2%		126,980
NET ASSETS - 100%		$75,548,947

(a)	Non-income producing security.

(b)	Interest rate reflects seven-day effective yield on June 30, 2023.

(C)	At June 30, 2023, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 74,622,103 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,895,200
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,095,336)
Net unrealized appreciation/(depreciation)	$799,864

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	50.2%
Information Technology	31.0%
Materials	7.0%
Utilities	2.7%
Consumer Staples	2.3%
Consumer Discretionary	1.9%
Cash and Other Assets (Net)	4.9%
100.0%

PEAR TREE AXIOM EMERGING MARKETS WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS
June 30, 2023
(Unaudited)

Common Stock - 94.9%

	Shares	Value
ARGENTINA- 0.3%
Arcos Dorados Holdings Inc.	17,000	$174,250

AUSTRIA- 1.0%
Erste Group Bank AG	19,249	673,904

BRAZIL - 7.0%
AmBev	156,400	499,611
B3 SA - Brasil Bolsa Balcao	368,500	1,116,042
BTG Pactual	135,200	881,434
Localiza Rent a Car S.A.	68,300	969,849
Nu Holdings, Ltd.	70,100	553,089
PagSeguro Digital Ltd. (a)	2,140	20,202
Raia Drogasil S.A.	33,610	206,231
Totvs S.A.	17,300	107,515
Weg S.A.	43,500	340,407
		4,694,380
CHINA - 19.9%
Alibaba Group Holding Ltd. (a)	58,700	608,228
Baidu, Inc. (a)	35,550	602,435
BeiGene, Ltd. (b)	636	113,399
BYD Company Ltd.	3,900	124,416
Centre Testing International Group Co., Ltd.	181,600	487,493
China Construction Bank Corporation	448,000	289,840
China Huishan Dairy Holdings Co., Ltd. * (a)	208,000	-
China Petroleum & Chemical Corporation	1,018,000	596,256
China Resources Beer (Holdings) Co., Ltd.	56,000	368,731
Eastroc Beverage (Group) Co., Ltd.	10,800	257,061
Focus Media Information Technology	389,000	364,682
Glodon Company Limited	26,740	119,600
Hanergy Mobile Energy Holding Group * (a)	36,000	-
Jiumaojiu International Holdings Ltd.	164,000	268,708
KE Holdings Inc. (b)	37,600	558,360
Luzhou Laojiao Co. Ltd.	20,900	602,967
Ping An Insurance Group H Share	224,000	1,424,904
Proya Cosmetics	14,120	218,484
Shenzhen Inovance Technology Co., Ltd.	15,100	133,474
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	5,900	243,502
Tencent Holdings Limited	69,100	2,923,916
Trip.com Group Limited (a)(b)	41,400	1,449,000
Wuliangye Yibin Co., Ltd.	4,700	105,833
Yadea Group Holdings Ltd.	149,000	338,818
Yifeng Pharmacy Chain Co., Ltd.	42,140	214,642
Yum China Holdings, Inc.	16,900	954,850
		13,369,599

DENMARK - 0.5%
Novo Nordisk A/S	2,002	322,495

FRANCE - 1.9%
Hermès International S.A.	32	69,474
L'Oréal S.A.	738	343,879
LVMH Moet Hennessy Louis Vuitton SE	928	873,734
		1,287,087
GREECE - 0.7%
Greek Organisation of Football Prognostics S.A.	27,053	471,642

HONG KONG - 1.9%
AIA Group Ltd.	52,800	532,946
Galaxy Entertainment Group	116,500	738,847
		1,271,793
INDIA - 16.3%
ABB India Limited	3,409	183,797
Asian Paints Ltd.	18,392	753,750
Axis Bank Limited	61,164	736,215
Bajaj Finserv Limited	9,657	842,918
Bharat Electronics Limited	330,808	507,082
Britannia Industries Limited	2,861	175,230
HDFC Bank Ltd.	80,530	1,670,160
HDFC Life Insurance Company Ltd.	8,201	65,099
ICICI Bank Limited	61,269	698,008
Indian Hotels Company Limited (The)	183,506	877,978
Larsen & Toubro	39,051	1,178,414
Polycab India Limited	6,129	265,309
Reliance Industries Ltd.	10,768	334,743
Sona Blw Precision Forgings Ltd.	10,533	66,232
Sun Pharmaceutical Industries Limited	16,296	208,894
Titan Company Limited	25,160	934,695
TVS Motor Company	42,243	682,618
Varun Beverages Limited	73,002	714,169
		10,895,311
INDONESIA - 3.7%
PT Bank Mandiri Tbk	1,416,200	491,195
PT Bank Rakyat Indonesia Tbk	3,878,500	1,403,426
PT Sumber Alfaria Trijaya Tbk	2,196,300	377,952
Vale Indonesia Tbk	466,600	196,070
		2,468,643
ITALY - 0.2%
Ferrari N.V.	417	135,613

MEXICO - 4.1%
Arca Continental	55,600	570,378
Corporacion Inmobiliaria Vesta SAB de CV	76,400	247,368
Fomento Económico Mexicano S.A.B. (b)	3,570	395,699
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - B	46,000	487,827
Grupo Aeroportuario del Pacífico, S.A.B. de C. V.	4,100	73,446
Grupo Financiero Banorte SAB de CV	76,700	631,516
Grupo Mexico S.A.B. de C.V. Class B	23,200	111,479
Wal-Mart de Mexico, S.A.B. de C.V.	65,200	257,447
		2,775,160

NETHERLANDS - 0.8%
ASML Holding N.V.	723	522,964

PHILIPPINES - 0.7%
BDO Unibank, Inc.	191,710	478,237

POLAND - 0.7%
Dino Polska S.A. (a)	4,117	481,110

SAUDI ARABIA - 1.9%
Alinma Bank	9,606	85,798
Dr. Sulaiman Al-Habib Medical Group	1,299	99,121
Elm Company	3,099	480,875
Leejam Sports Co JSC	6,766	232,707
Saudi British Bank (The)	35,910	365,256
		1,263,757
SOUTH AFRICA - 0.1%
Naspers Limited N Shares	426	76,648

SOUTH KOREA - 10.6%
Korea Aerospace Industries, Ltd.	8,355	337,966
Orion Corporation	3,734	340,060
Samsung Biologics (a)	852	481,075
Samsung Electronics Company Limited	62,035	3,399,178
Samsung SDI Co., Ltd.	2,388	1,212,440
SK Hynix, Inc.	15,313	1,338,791
		7,109,510
SWITZERLAND - 0.4%
Compagnie Financière Richemont S.A.	402	68,138
Novartis AG	2,226	223,919
		292,057
TAIWAN - 11.8%
Airtac International Group	7,200	236,960
Alchip Technologies, Ltd.	9,000	518,711
ASPEED Technology, Inc.	2,150	196,744
Chailease Holding Co., Ltd.	38,500	252,179
Delta Electronics, Inc.	10,200	112,826
E Ink Holdings Inc.	39,000	281,751
Taiwan Semiconductor Manufacturing Co., Ltd.	336,000	6,214,131
Voltronic Power Inc.	1,040	65,617
		7,878,919
THAILAND - 2.1%
Bumrungrad International Hospital (c)	114,100	727,305
Central Pattana Public Company Limited (c)	190,200	351,378
PTT Exploration & Production PCL (c)	71,100	300,804
		1,379,487
UNITED ARAB EMIRATES - 1.8%
Americana Restaurants International PLC	228,260	262,868
Emaar Properties PJSC	430,227	750,798
Salik Company PJSC	233,928	200,613
		1,214,279
UNITED KINGDOM - 0.7%
Anglo American plc	4,188	118,889
BAE Systems plc	31,021	365,579
		484,468

UNITED STATES - 5.8%
Coupang, Inc.	3,960	68,904
Linde plc	1,181	450,056
Mercado Libre, Inc. (a)	937	1,109,970
Microsoft Corporation	1,339	455,983
NVIDIA Corporation (a)	2,665	1,127,348
Samsonite International S.A. (a)	252,400	711,794
		3,924,055
TOTAL COMMON STOCK
(Cost $ 60,676,169)		63,645,368

Preferred Stock - 0.8%
SOUTH KOREA - 0.8%
Samsung Electronics Co., Ltd. (Cost $ 457,051)	11,215	506,426

P-Notes - 0.5%
SAUDI ARABIA - 0.5%
Alinma Bank SJSC	25,105	223,884
ARAMCO AB	14,231	122,357
(Cost $ 389,973)		346,241

Exchange Traded Funds - 2.9%
United States - 2.9%
iShares Core MSCI Emerging Markets ETF (Cost $ 1,886,136)	39,300	1,937,097

SHORT TERM INVESTMENTS - 0.4%

	Par Value	Value
Money Market - 0.4%
UMB Money Market Special II, 5.00% (d) (Cost $ 304,150)	304,150	304,150

TOTAL INVESTMENTS - 99.5%
(Cost $ 63,713,479)		66,739,282
OTHER ASSETS & LIABILITIES (Net) - 0.5%		318,425
NET ASSETS - 100%		$67,057,707

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.0% of net assets as of June 30, 2023.

(a)	Non-income producing security.

(b)	ADR - American Depositary Receipts

(c)	NVDR - Non Voting Depositary Receipts

(d)	Interest rate reflects seven-day effective yield on June 30, 2023.

(e)	At June 30, 2023, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 64,986,852 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,939,906
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,187,476)
Net unrealized appreciation/(depreciation)	$1,752,430

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	24.8%
Financials	20.0%
Consumer Discretionary	16.9%
Consumer Staples	9.1%
Industrials	8.7%
Communication Services	5.8%
Health Care	3.6%
Real Estate	2.9%
Materials	2.4%
Energy	2.0%
Mutual Funds	2.9%
CASH + other assets (net)	0.9%
100.0%